UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2022
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional High Yield Fund
HIGHLIGHTS
The Institutional High Yield Fund underperformed the benchmark J.P. Morgan Global High Yield Index but marginally outperformed the
Lipper peer group average for the six months ended November 30, 2022.
The portfolio’s positioning in the information technology and automotive segments were meaningful drivers of relative performance.
We sought to take advantage of dollar discounts among BB rated bonds, funding those purchases with a tactical reduction in the port-
folio’s bank loan allocation.
Although higher interest rates and concerns about the possibility of recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional High Yield Fund
Market Commentary

Dear Investor
Global stock markets generally produced negative returns
during the first half of your fund’s fiscal year, the six-month period ended November 30, 2022, while rising bond yields
weighed on returns for fixed income investors. Investors
contended with tightening financial conditions and slowing
economic and corporate earnings growth, but hopes that
persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones
Industrial Average recorded positive results and mid-
cap growth stocks also performed well, while most other
benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks
struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally
underperformed shares in developed markets. Meanwhile,
the U.S. dollar strengthened versus most currencies during
the period, which weighed on returns for U.S. investors in
international securities.
Elevated inflation remained a leading concern for investors
throughout the period, although hopes that inflation may
have peaked led to rallies during the summer and again in
November. The October consumer price index report, which
was released in mid-November, was better than expected
and showed price increases easing from recent 40-year highs.
However, the 7.7% year-over-year increase in the headline
inflation number remained well above the Fed’s 2% target.
In response to the high inflation readings, global central banks continued to tighten monetary policy, and investors focused
on communications from central bank officials on how high
rates would have to go. The Federal Reserve delivered four
historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early
November, the highest level since 2008. As our reporting
period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 2.85% at the start of the period to 3.68% at the end of
November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession,
occurred during the period as shorter-maturity Treasuries
experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient
during the period, and overall economic growth turned
positive in the third quarter after two slightly negative
quarters. However, recession fears also grew as corporate
earnings slowed and manufacturing gauges drifted toward
contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, valuations have become more attractive across many market sectors during the downturn, which
provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional High Yield Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The Institutional High Yield Fund returned -2.99% in the six months ended November 30, 2022, underperforming its
benchmark, the J.P. Morgan Global High Yield Index, but
marginally outperforming the Lipper peer group average. ( Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Security selection and the portfolio’s underweight allocation in the information technology segment—composed of many
issuers of low-coupon, longer-duration BB rated bonds we
avoided at new issuance—added value. The credit selection
impact was partly due to the portfolio’s zero weight in online used car retailer Carvana. The company is experiencing
somewhat of an existential crisis as the decline in used car prices from elevated levels in 2021 has fostered concerns about its profitability and ability to survive. The bonds also came under pressure as Carvana encountered headwinds from cost-
cutting measures, overcapacity issues in the wake of its
acquisition of ADESA’s auction business, and an over-
leveraged balance sheet. (Please refer to the portfolio of
investments for a complete list of holdings and the amount
each represents in the portfolio.)
Credit selection in the automotive segment was beneficial, as was our overweight to the industry, which we believe has
already experienced its downturn over the past two years. Our investment in Tenneco—a company that designs,
manufactures, and markets emission-control and ride-control
products and systems for the automotive original equipment
market and the aftermarket—was a notable contributor over
the past six months. The bonds were redeemed at a
premium—a positive outcome and meaningful driver of
relative performance in the midst of a bond market sell-off—
after Tenneco was acquired by Apollo Global Management.
The portfolio’s positioning in the cable operators segment was a drag on relative results. Despite some growing concerns
about the competitive landscape, we are maintaining our
overweight allocation due to the industry’s strong free cash flow profile. In terms of credit selection, Charter
Communications, a leading broadband communications
company and the second-largest U.S. cable operator, detracted.
Charter remains a high-conviction name and is one of the
portfolio’s largest holdings. It appears to have a decent runway for broadband subscriber growth even with potential increased competition. However, this split BB rated company has some
longer-duration bonds in its capital structure that were
negatively impacted by the rates sell-off.
In the wireless communications segment, a second-lien loan
position in Asurion—the world’s leading provider of mobile
protection services—detracted. Second liens are a step lower in the capital structure and, likewise, tend to be lower in credit quality. But these loans generally pay higher interest to
compensate for the additional risk. Furthermore, they often
come with hard call protection, an attractive feature not often seen in the bank loan (also known as leveraged loans) market.
Asurion’s somewhat disappointing 2Q22 financial results,
some concerns about increasing competition, as well as its
large liquid loan capital structure contributed to weakness
during a period of loan market outflows. After recently visiting the company, however, we are confident in Asurion’s ability to renew key customer contracts and retain its dominant share
while producing sizable free cash flow.
Security selection in the health care segment weighed, partly due to for-profit hospital system Community Health Systems
(CYH). The bonds traded down as the expected non-COVID
volume recovery post omicron did not materialize in 2Q22 as
revenue and EBITDA declined. Management also lowered
guidance for full-year adjusted earnings due to higher labor cost estimates. However, CYH remains a high-conviction
holding that continues to generate positive free cash flow, the company has no maturities until 2026, and management is
committed to further reducing leverage.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Institutional High Yield Fund -2.99%
J.P. Morgan Global High
Yield Index -2.59
Lipper Global High
Yield Funds Average -3.11

T. ROWE PRICE Institutional High Yield Fund

How is the fund positioned?
We sought to take advantage of dollar discounts among BB
rated bonds, funding those purchases with a tactical reduction in the portfolio’s leveraged loan allocation. Volatility-induced periods of dislocation provided opportunities to purchase
higher-quality names that we believe offer a compelling risk/
reward trade-off. Through these moves, we reduced our
exposure to bank loans while increasing the portfolio’s weight in the BB rating. The reduction in our allocation to the CCC rated bucket was largely the result of our Tenneco bonds being refinanced.
At the industry level, our efforts to close the portfolio’s
underweight to the BB rating tier is most evident in the
information technology segment. Over the last six months, we found attractive value in many of the discounted BB rated
bonds from information technology companies we had
avoided at new issuance.
Energy has been a standout among below investment-grade
industries over the past two years. The significant free cash flow energy companies generated amid the spike in oil prices allowed them to pay off debt and reduced the need to seek
funding by bringing new deals to the primary market.
Therefore, the portfolio’s lower energy sector exposure has
largely been the result of debt repayment and a lack of
meaningful new issuance.
What is portfolio management’s outlook?
Although higher interest rates and concerns about the
possibility of recession have created a more challenging macro environment, we believe fundamental conditions in the high
yield asset class and its underlying credit quality remain solid.
Higher interest costs will likely be onerous for some below
investment-grade companies, particularly those with large
floating rate debt obligations. While we do anticipate an
increase in the market’s default rate from what has essentially been 0%, we expect it to remain below the long-term average
of roughly 3.5% over the medium term despite the challenging performance environment.
The high yield market’s performance is strongly correlated
with that of other risk assets. Therefore, we anticipate that events in the broader market, such as equity sell-offs in
response to Federal Reserve policy, could lead to additional credit spread widening. We believe active management that is deeply rooted in bottom-up fundamental credit analysis
becomes increasingly important as central banks continue to
tighten financial conditions. Historically, when dollar prices and yields in our market have reached current levels, we have seen strong forward returns in the high yield asset class, which bodes well for its performance in 2023.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
5/31/22 11/30/22
BBB/BB Rated and Above 3.6% 4.4%
BB Rated 26.0  27.8
BB/B Rated 17.8  17.5
B Rated 31.6  30.4
B/CCC Rated 4.5  5.0
CCC Rated and Below 10.5  9.7
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 2.3  2.0
Not Rated 2.4  2.1
Short-Term Holdings 1.3  1.1
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-
rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.

T. ROWE PRICE Institutional High Yield Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become
difficult to value and highly illiquid; they are subject to credit risk, such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers.
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments
overseas or due to changes in the exchange rates between
foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to
governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in
this report were supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers ("Content
Providers") do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Institutional High Yield Fund

TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
Charter Communications 2.2%
Occidental Petroleum 2.1
Asurion 2.0
Ford Motor 2.0
American Airlines 1.7
Vistra 1.6
DISH Network 1.5
Rivian Automotive 1.4
UKG 1.4
Tenet Healthcare 1.3
Teva Pharmaceutical 1.3
iHeartMedia 1.3
TransDigm Group 1.2
Medline Industries 1.1
Goodyear Tire & Rubber 1.1
Royal Caribbean Cruises 1.0
Navient 1.0
Community Health Systems 1.0
Altice USA 1.0
Entegris 0.9
Tallgrass Energy Partners 0.9
Altice France Holding SA 0.9
Sirius XM Radio 0.8
Scientific Games 0.8
Pacific Gas & Electric 0.8
Total 32.3%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio.
Holdings of the issuers are combined and may be shown in the Portfolio of
Investments under their subsidiaries.

T. ROWE PRICE Institutional High Yield Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL HIGH YIELD FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL HIGH YIELD FUND
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Institutional High Yield Fund -8.88% 2.00% 4.05%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional High Yield Fund 0.50%
The expense ratio shown is as of the fund's most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
6/1/22
Ending
Account
Value
11/30/22
Expenses
Paid During
Period*
6/1/22 to
11/30/22
Investor Class
Actual $1,000.00 $970.10 $2.47
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.56   2.54
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Institutional Class
was 0.50%.

T. ROWE PRICE Institutional High Yield Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Institutional High Yield Fund -14.26% 1.05% 3.69%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period.
It shows how the fund would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Institutional Class
. 6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 7.94 $ 8.83 $ 8.23 $ 8.62 $ 8.68 $ 9.04
Investment activities
Net investment income
(1)(2)
0.24 0.45 0.45 0.49 0.53 0.52
Net realized and unrealized gain/
loss (0.48) (0.88) 0.61 (0.39) (0.05) (0.36)
Total from investment activities (0.24) (0.43) 1.06 0.10 0.48 0.16
Distributions
Net investment income (0.25) (0.46) (0.46) (0.49) (0.54) (0.52)
NET ASSET VALUE
End of period $ 7.45 $ 7.94 $ 8.83 $ 8.23 $ 8.62 $ 8.68
Ratios/Supplemental Data
Total return
(2)(3)
(2.99)% (5.14)% 13.11% 1.05% 5.69% 1.74%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 6.27%
(4)
5.27% 5.21% 5.72% 6.14% 5.82%
Portfolio turnover rate 15.6% 45.6% 49.2% 43.0% 61.9% 68.1%
Net assets, end of period (in millions) $ 1,605 $ 1,724 $ 1,962 $ 1,517 $ 1,481 $ 1,425
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional High Yield Fund
November 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.4% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 7.46%, 4/20/28  2,255 2,239
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 8.777%, 6/21/27  3,591 3,690
United Airlines, FRN, 1M USD LIBOR +
3.75%, 8.108%, 4/21/28  2,275 2,244
8,173
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 13.472%, 10/11/29  (2) 1,550 1,504
1,504
Energy 0.1%
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 8.821%, 3/11/26  1,934 1,869
1,869
Information Technology 0.5%
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 9.571%, 2/27/26  920 844
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 6.32%, 8/31/28  3,087 2,966
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 9.32%, 8/31/29  1,250 1,194
RealPage, FRN, 1M USD LIBOR +
6.50%, 10.571%, 4/23/29  3,885 3,717
8,721
Services 2.2%
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 12/11/28  5,131 4,847
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 9.821%, 12/10/29  7,830 6,636
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 10.625%, 6/4/29  1,965 1,334
UKG, FRN, 1M USD LIBOR + 3.25%,
6.998%, 5/4/26  8,376 8,080
UKG, FRN, 1M USD LIBOR + 5.25%,
8.998%, 5/3/27  14,845 13,583
34,480
Wireless Communications 2.0%
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/31/28  16,599 12,764
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/20/29  25,055 19,188
31,952
Total Bank Loans (Cost $99,931) 86,699
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B  (2)
(3)(4) — —
—
Health Care 0.2%
Avantor (4) 148 3,294
3,294
Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 0.1%
TE Connectivity  13 1,627
1,627
Metals & Mining 0.2%
Constellium (4) 200 2,487
2,487
Total Common Stocks (Cost $6,723) 7,408
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,152
Total Convertible Bonds (Cost
$1,577) 1,152
CONVERTIBLE PREFERRED STOCKS 1.5%
Energy 0.4%
NuStar Energy, VR, 10.75%  (3)(5) 229 6,765
6,765
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27  (2)(4) 8 —
—
Health Care 0.2%
Becton Dickinson & Company,
Series B, 6.00%, 6/1/23  68 3,361
3,361
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265  (6) 2 2,156
2,156
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  4 5,126
5,126
Utilities 0.5%
American Electric Power, 6.125%,
8/15/23  48 2,544
NextEra Energy, 5.279%, 3/1/23  94 4,810
7,354
Total Convertible Preferred Stocks
(Cost $22,091) 24,762
CORPORATE BONDS 89.5%
Aerospace & Defense 1.3%
Spirit AeroSystems, 9.375%,
11/30/29  (3) 1,610 1,680
TransDigm, 5.50%, 11/15/27  2,385 2,248
TransDigm, 6.25%, 3/15/26  (3) 12,800 12,656
TransDigm, 6.375%, 6/15/26  3,395 3,319
TransDigm, 7.50%, 3/15/27  1,219 1,211
21,114

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Airlines 2.3%
American Airlines, 5.50%, 4/20/26  (3) 3,405 3,294
American Airlines, 5.75%, 4/20/29  (3) 6,600 6,122
American Airlines, 11.75%, 7/15/25  (3) 12,935 14,293
Delta Air Lines, 7.375%, 1/15/26  4,890 5,037
Mileage Plus Holdings, 6.50%,
6/20/27  (3) 1,511 1,503
United Airlines, 4.625%, 4/15/29  (3) 4,815 4,261
VistaJet Malta Finance, 6.375%,
2/1/30  (3) 1,875 1,538
VistaJet Malta Finance, 7.875%,
5/1/27  (3) 1,880 1,701
37,749
Automotive 6.3%
Clarios Global, 8.50%, 5/15/27  (3) 9,980 9,780
Dana, 4.25%, 9/1/30  1,100 880
Dana, 5.625%, 6/15/28  7,945 7,300
Dornoch Debt Merger Sub, 6.625%,
10/15/29  (3) 2,220 1,476
Ford Motor, 6.10%, 8/19/32  18,800 18,093
Ford Motor, 9.625%, 4/22/30  3,260 3,746
Ford Motor Credit, 4.95%, 5/28/27  4,180 3,964
Ford Motor Credit, 5.125%, 6/16/25  200 194
Ford Motor Credit, 7.35%, 11/4/27  5,150 5,355
Goodyear Tire & Rubber, 5.00%,
7/15/29  4,880 4,197
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,463
Goodyear Tire & Rubber, 5.25%,
7/15/31  6,290 5,347
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,687
Jaguar Land Rover Automotive,
5.875%, 1/15/28  (3) 2,025 1,559
Jaguar Land Rover Automotive, 7.75%,
10/15/25  (3) 3,050 2,760
LCM Investments Holdings II, 4.875%,
5/1/29  (3) 3,490 2,914
Metis Merger Sub, 6.50%, 5/15/29  (3) 4,390 3,556
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26  (3) 23,815 22,743
101,014
Broadcasting 5.8%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29  (3) 3,540 2,620
Clear Channel Outdoor Holdings,
7.75%, 4/15/28  (3) 7,475 5,569
CMG Media, 8.875%, 12/15/27  (3) 7,755 5,971
Diamond Sports Group, 6.625%,
8/15/27  (3) 5,210 182
Gray Escrow II, 5.375%, 11/15/31  (3) 8,050 6,088
iHeartCommunications, 8.375%,
5/1/27  23,245 20,601
Lamar Media, 4.00%, 2/15/30  473 410
Lamar Media, 4.875%, 1/15/29  4,327 3,981
Lions Gate Capital Holdings, 5.50%,
4/15/29  (3) 2,055 1,336
Neptune Bidco U.S., 9.29%,
4/15/29  (3) 4,980 4,737
Par/Shares $ Value
(Amounts in 000s)
‡
Outfront Media Capital, 4.25%,
1/15/29  (3) 990 822
Outfront Media Capital, 6.25%,
6/15/25  (3) 1,200 1,191
Scripps Escrow, 5.875%, 7/15/27  (3) 5,610 4,993
Sirius XM Radio, 3.875%, 9/1/31  (3) 3,205 2,612
Sirius XM Radio, 4.00%, 7/15/28  (3) 7,600 6,650
Sirius XM Radio, 4.125%, 7/1/30  (3) 4,905 4,133
Stagwell Global, 5.625%, 8/15/29  (3) 10,315 8,845
Townsquare Media, 6.875%, 2/1/26  (3) 4,320 3,996
Univision Communications, 4.50%,
5/1/29  (3) 1,825 1,560
Univision Communications, 6.625%,
6/1/27  (3) 3,135 3,057
Univision Communications, 7.375%,
6/30/30  (3) 3,590 3,527
92,881
Building & Real Estate 1.3%
Brookfield Residential Properties,
6.25%, 9/15/27  (3) 1,895 1,684
Castle U.K. Finco, 7.00%, 5/15/29
(GBP)  (3) 1,135 955
Castle U.K. Finco, FRN, 3M EURIBOR
+ 5.25%, 7.222%, 5/15/28 (EUR)  (3) 1,230 962
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28  (3) 8,320 7,946
Howard Hughes, 4.125%, 2/1/29  (3) 4,450 3,682
Howard Hughes, 4.375%, 2/1/31  (3) 2,385 1,959
Howard Hughes, 5.375%, 8/1/28  (3) 3,670 3,275
20,463
Building Products 1.2%
Advanced Drainage Systems, 6.375%,
6/15/30  (3) 1,295 1,238
New Enterprise Stone & Lime, 5.25%,
7/15/28  (3) 3,890 3,501
PGT Innovations, 4.375%, 10/1/29  (3) 5,090 4,269
Specialty Building Products Holdings,
6.375%, 9/30/26  (3) 3,730 3,170
SRS Distribution, 6.00%, 12/1/29  (3) 3,195 2,612
Summit Materials, 5.25%, 1/15/29  (3) 1,225 1,132
Summit Materials, 6.50%, 3/15/27  (3) 3,645 3,554
19,476
Cable Operators 7.8%
Altice Financing, 5.00%, 1/15/28  (3) 8,200 6,683
Altice Financing, 5.75%, 8/15/29  (3) 5,240 4,271
Altice France, 5.50%, 10/15/29  (3) 4,580 3,584
Altice France Holding, 6.00%,
2/15/28  (3) 15,045 10,099
Altice France Holding, 10.50%,
5/15/27  (3) 4,805 3,796
C&W Senior Financing, 6.875%,
9/15/27  (3) 4,400 3,927
CCO Holdings, 4.50%, 8/15/30  (3) 9,755 8,219
CCO Holdings, 4.50%, 6/1/33  (3) 7,160 5,674
CCO Holdings, 5.375%, 6/1/29  (3) 4,180 3,783
CCO Holdings, 6.375%, 9/1/29  (3) 17,100 16,245
CSC Holdings, 5.75%, 1/15/30  (3) 5,945 4,043
CSC Holdings, 6.50%, 2/1/29  (3) 8,085 7,277
CSC Holdings, 7.50%, 4/1/28  (3) 5,770 4,486

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DIRECTV Holdings, 5.875%,
8/15/27  (3) 3,140 2,857
DISH DBS, 5.125%, 6/1/29  3,775 2,454
DISH DBS, 5.25%, 12/1/26  (3) 6,120 5,171
DISH DBS, 5.75%, 12/1/28  (3) 3,885 3,127
DISH DBS, 7.375%, 7/1/28  3,005 2,216
DISH DBS, 7.75%, 7/1/26  5,990 4,912
DISH Network, 11.75%, 11/15/27  (3) 4,020 4,115
GCI, 4.75%, 10/15/28  (3) 3,800 3,239
LCPR Senior Secured Financing,
6.75%, 10/15/27  (3) 1,067 1,006
Netflix, 6.375%, 5/15/29  3,200 3,300
Radiate Holdco, 6.50%, 9/15/28  (3) 3,810 2,105
Vmed O2 U.K. Financing I, 4.75%,
7/15/31  (3) 11,335 9,295
125,884
Chemicals 1.7%
Avient, 7.125%, 8/1/30  (3) 3,805 3,705
Compass Minerals International,
6.75%, 12/1/27  (3) 575 541
CVR Partners, 6.125%, 6/15/28  (3) 5,395 4,862
GPD, 10.125%, 4/1/26  (3) 5,130 4,393
Methanex, 5.125%, 10/15/27  3,355 3,103
Methanex, 5.25%, 12/15/29  1,625 1,430
Methanex, 5.65%, 12/1/44  1,345 1,011
Univar Solutions USA, 5.125%,
12/1/27  (3) 4,070 3,887
WR Grace Holdings, 5.625%,
8/15/29  (3) 4,680 3,814
26,746
Consumer Products 0.3%
Kontoor Brands, 4.125%, 11/15/29  (3) 2,235 1,833
Wolverine World Wide, 4.00%,
8/15/29  (3) 4,040 3,010
4,843
Container 1.4%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29  (3) 6,545 5,203
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27  (3) 3,445 3,337
Ball, 6.875%, 3/15/28  5,655 5,726
Pactiv, 7.95%, 12/15/25  845 794
Sealed Air, 5.00%, 4/15/29  (3) 1,575 1,465
Sealed Air, 6.875%, 7/15/33  (3) 1,650 1,611
Trivium Packaging Finance, 8.50%,
8/15/27  (3) 4,505 4,224
22,360
Energy 10.8%
Aethon United BR, 8.25%, 2/15/26  (3) 1,945 1,935
Antero Resources, 7.625%, 2/1/29  (3) 795 813
Archrock Partners, 6.875%, 4/1/27  (3) 2,370 2,293
Cheniere Energy Partners, 4.00%,
3/1/31  5,915 5,168
Chesapeake Energy, 6.75%,
4/15/29  (3) 7,425 7,314
CITGO Petroleum, 7.00%, 6/15/25  (3) 3,925 3,856
Comstock Resources, 5.875%,
1/15/30  (3) 3,490 3,176
Par/Shares $ Value
(Amounts in 000s)
‡
Comstock Resources, 6.75%,
3/1/29  (3) 2,430 2,339
Crescent Energy Finance, 7.25%,
5/1/26  (3) 7,075 6,721
Crestwood Midstream Partners,
6.00%, 2/1/29  (3) 825 763
DCP Midstream, Series A, VR,
7.375%  (5)(7) 2,735 2,735
DCP Midstream Operating, 6.75%,
9/15/37  (3) 3,955 4,039
DCP Midstream Operating, 8.125%,
8/16/30  3,795 4,208
Ecopetrol, 5.875%, 5/28/45  2,285 1,577
Ecopetrol, 6.875%, 4/29/30  3,650 3,275
Endeavor Energy Resources, 5.75%,
1/30/28  (3) 2,798 2,721
Ferrellgas, 5.375%, 4/1/26  (3) 3,955 3,639
Ferrellgas, 5.875%, 4/1/29  (3) 4,115 3,467
Gulfport Energy, 8.00%, 5/17/26  (3) 2,875 2,846
Hilcorp Energy I, 5.75%, 2/1/29  (3) 2,110 1,936
Hilcorp Energy I, 6.00%, 4/15/30  (3) 1,395 1,283
Hilcorp Energy I, 6.00%, 2/1/31  (3) 2,570 2,332
Hilcorp Energy I, 6.25%, 4/15/32  (3) 1,310 1,202
Kinetik Holdings, 5.875%, 6/15/30  (3) 8,620 8,093
Magnolia Oil & Gas Operating, 6.00%,
8/1/26  (3) 10,290 9,981
NGL Energy Operating, 7.50%,
2/1/26  (3) 8,825 7,942
NuStar Logistics, 5.75%, 10/1/25  4,435 4,324
Occidental Petroleum, 6.125%, 1/1/31  2,135 2,162
Occidental Petroleum, 6.20%, 3/15/40  3,310 3,194
Occidental Petroleum, 6.375%, 9/1/28  1,860 1,893
Occidental Petroleum, 6.45%, 9/15/36  460 461
Occidental Petroleum, 6.625%, 9/1/30  1,730 1,799
Occidental Petroleum, 7.50%, 5/1/31  1,843 2,000
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,292
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,259
Occidental Petroleum, 8.50%, 7/15/27  5,180 5,646
Occidental Petroleum, 8.875%,
7/15/30  8,300 9,483
Petroleos Mexicanos, 6.625%, 6/15/35  4,425 3,128
Petroleos Mexicanos, 7.69%, 1/23/50  4,300 2,967
Range Resources, 4.75%, 2/15/30  (3) 1,755 1,562
Range Resources, 8.25%, 1/15/29  1,520 1,569
Rockcliff Energy II, 5.50%, 10/15/29  (3) 2,115 1,927
Solaris Midstream Holdings, 7.625%,
4/1/26  (3) 2,080 2,054
Southwestern Energy, 4.75%, 2/1/32  2,765 2,426
Tallgrass Energy Partners, 6.00%,
3/1/27  (3) 1,885 1,791
Tallgrass Energy Partners, 6.00%,
12/31/30  (3) 4,320 3,899
Tallgrass Energy Partners, 6.00%,
9/1/31  (3) 4,175 3,716
Tallgrass Energy Partners, 7.50%,
10/1/25  (3) 3,445 3,488
Targa Resources Partners, 6.875%,
1/15/29  4,730 4,825

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global Calcasieu Pass,
3.875%, 8/15/29  (3) 2,670 2,323
Venture Global Calcasieu Pass,
4.125%, 8/15/31  (3) 3,340 2,881
Vermilion Energy, 6.875%, 5/1/30  (3) 3,645 3,363
174,086
Entertainment & Leisure 4.0%
Carnival, 6.00%, 5/1/29  (3) 300 207
Carnival, 7.625%, 3/1/26  (3) 7,610 6,392
Carnival, 10.50%, 6/1/30  (3) 3,430 2,933
CDI Escrow Issuer, 5.75%, 4/1/30  (3) 5,835 5,412
Cedar Fair, 5.25%, 7/15/29  2,550 2,231
Cedar Fair, 6.50%, 10/1/28  4,100 3,916
Cinemark USA, 5.25%, 7/15/28  (3) 8,235 6,609
Live Nation Entertainment, 4.75%,
10/15/27  (3) 3,895 3,467
NCL, 5.875%, 3/15/26  (3) 4,860 3,997
NCL, 5.875%, 2/15/27  (3) 2,145 1,898
NCL, 7.75%, 2/15/29  (3) 2,060 1,648
NCL Finance, 6.125%, 3/15/28  (3) 1,390 1,077
Royal Caribbean Cruises, 5.375%,
7/15/27  (3) 3,565 2,941
Royal Caribbean Cruises, 5.50%,
8/31/26  (3) 4,275 3,666
Royal Caribbean Cruises, 5.50%,
4/1/28  (3) 2,975 2,425
Royal Caribbean Cruises, 9.25%,
1/15/29  (3) 3,840 3,926
Royal Caribbean Cruises, 11.625%,
8/15/27  (3) 3,460 3,521
SeaWorld Parks & Entertainment,
5.25%, 8/15/29  (3) 6,445 5,599
Six Flags Entertainment, 5.50%,
4/15/27  (3) 1,860 1,676
63,541
Financial 7.4%
Acrisure, 7.00%, 11/15/25  (3) 3,125 2,910
Acrisure, 10.125%, 8/1/26  (3) 5,190 5,086
Alliant Holdings Intermediate, 5.875%,
11/1/29  (3) 2,170 1,847
Alliant Holdings Intermediate, 6.75%,
10/15/27  (3) 7,150 6,578
AmWINS Group, 4.875%, 6/30/29  (3) 1,920 1,661
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29  (3) 6,470 5,144
Cobra AcquisitionCo, 6.375%,
11/1/29  (3) 3,175 2,036
Enact Holdings, 6.50%, 8/15/25  (3) 9,065 8,804
GTCR AP Finance, 8.00%, 5/15/27  (3) 4,455 4,299
Home Point Capital, 5.00%, 2/1/26  (3) 3,190 1,922
HUB International, 5.625%, 12/1/29  (3) 5,525 4,848
HUB International, 7.00%, 5/1/26  (3) 4,570 4,519
Icahn Enterprises, 6.25%, 5/15/26  3,185 3,113
Jane Street Group, 4.50%,
11/15/29  (3) 3,350 2,940
LPL Holdings, 4.00%, 3/15/29  (3) 3,270 2,845
LPL Holdings, 4.375%, 5/15/31  (3) 525 448
Midcap Financial Issuer Trust, 5.625%,
1/15/30  (3) 3,145 2,485
Par/Shares $ Value
(Amounts in 000s)
‡
Midcap Financial Issuer Trust, 6.50%,
5/1/28  (3) 6,000 5,235
Navient, 4.875%, 3/15/28  4,740 3,863
Navient, 5.00%, 3/15/27  5,800 5,017
Navient, 5.50%, 3/15/29  4,350 3,545
Navient, 6.75%, 6/25/25  2,135 2,079
Navient, 6.75%, 6/15/26  1,825 1,725
OneMain Finance, 3.50%, 1/15/27  2,050 1,681
OneMain Finance, 5.375%, 11/15/29  1,915 1,599
OneMain Finance, 6.625%, 1/15/28  3,085 2,830
OneMain Finance, 6.875%, 3/15/25  3,755 3,638
OneMain Finance, 7.125%, 3/15/26  1,300 1,256
PennyMac Financial Services, 4.25%,
2/15/29  (3) 5,340 4,179
PennyMac Financial Services, 5.375%,
10/15/25  (3) 2,500 2,284
PROG Holdings, 6.00%, 11/15/29  (3) 5,335 4,648
Ryan Specialty Group, 4.375%,
2/1/30  (3) 1,485 1,270
SLM, 4.20%, 10/29/25  2,265 2,078
Starwood Property Trust, 3.75%,
12/31/24  (3) 1,575 1,484
Starwood Property Trust, 4.375%,
1/15/27  (3) 2,965 2,657
United Wholesale Mortgage, 5.50%,
4/15/29  (3) 2,095 1,734
United Wholesale Mortgage, 5.75%,
6/15/27  (3) 4,390 3,885
118,172
Food 0.7%
BellRing Brands, 7.00%, 3/15/30  (3) 3,825 3,682
Chobani, 7.50%, 4/15/25  (3) 1,930 1,884
Cosan Luxembourg, 7.00%,
1/20/27  (3) 400 394
Darling Ingredients, 6.00%, 6/15/30  (3) 3,695 3,598
Triton Water Holdings, 6.25%,
4/1/29  (3) 2,060 1,597
11,155
Forest Products 0.2%
Graphic Packaging International,
3.75%, 2/1/30  (3) 2,395 2,036
Mercer International, 5.50%, 1/15/26  520 490
2,526
Gaming 4.3%
Caesars Entertainment, 8.125%,
7/1/27  (3) 11,655 11,670
Cirsa Finance International, 4.50%,
3/15/27 (EUR)  (3) 1,785 1,606
Cirsa Finance International, 10.375%,
11/30/27 (EUR)  (3) 605 653
International Game Technology, 5.25%,
1/15/29  (3) 4,005 3,725
International Game Technology, 6.25%,
1/15/27  (3) 5,400 5,366
MGM China Holdings, 4.75%,
2/1/27  (3) 2,570 2,254
MGM China Holdings, 5.25%,
6/18/25  (3) 390 364
MGM China Holdings, 5.375%,
5/15/24  (3) 400 393

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MGM China Holdings, 5.875%,
5/15/26  (3) 2,445 2,248
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29  (3) 3,700 2,997
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,848
Midwest Gaming Borrower, 4.875%,
5/1/29  (3) 3,215 2,777
Playtika Holding, 4.25%, 3/15/29  (3) 2,985 2,343
Sands China, 4.875%, 6/18/30  2,115 1,828
Sands China, 5.90%, 8/8/28  3,825 3,572
Scientific Games Holdings, 6.625%,
3/1/30  (3) 3,605 3,037
Scientific Games International, 7.00%,
5/15/28  (3) 1,145 1,135
Scientific Games International, 7.25%,
11/15/29  (3) 9,290 9,081
Studio City Finance, 5.00%,
1/15/29  (3) 2,440 1,731
Wynn Macau, 5.50%, 1/15/26  (3) 2,400 2,165
Wynn Macau, 5.50%, 10/1/27  (3) 6,115 5,172
Wynn Resorts Finance, 5.125%,
10/1/29  (3) 4,445 3,850
69,815
Health Care 7.3%
AdaptHealth, 5.125%, 3/1/30  (3) 1,585 1,343
AthenaHealth, 6.50%, 2/15/30  (3) 7,950 5,943
Avantor Funding, 4.625%, 7/15/28  (3) 8,930 8,216
Bausch Health Americas, 8.50%,
1/31/27  (3) 615 292
Bausch Health Americas, 9.25%,
4/1/26  (3) 5,335 3,361
CHS, 5.25%, 5/15/30  (3) 5,215 3,950
CHS, 6.00%, 1/15/29  (3) 3,015 2,502
CHS, 6.125%, 4/1/30  (3) 7,830 3,954
CHS, 6.875%, 4/15/29  (3) 2,415 1,268
CHS, 8.00%, 12/15/27  (3) 6,040 5,330
DaVita, 4.625%, 6/1/30  (3) 4,265 3,412
Embecta, 5.00%, 2/15/30  (3) 2,160 1,825
Medline Borrower, 5.25%, 10/1/29  (3) 15,770 12,853
Medline Borrower Sub, 3.875%,
4/1/29  (3) 5,925 4,977
Molina Healthcare, 4.375%,
6/15/28  (3) 3,455 3,135
Option Care Health, 4.375%,
10/31/29  (3) 3,765 3,210
Organon, 5.125%, 4/30/31  (3) 4,630 4,063
Radiology Partners, 9.25%, 2/1/28  (3) 2,441 1,465
Select Medical, 6.25%, 8/15/26  (3) 4,780 4,541
Tenet Healthcare, 4.375%, 1/15/30  (3) 4,600 3,933
Tenet Healthcare, 6.125%, 10/1/28  (3) 12,175 10,699
Tenet Healthcare, 6.125%, 6/15/30  (3) 4,730 4,493
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,084
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  3,725 3,348
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 6,958
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,015 3,945
Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  6,815 6,781
117,881
Healthcare 0.2%
Catalent Pharma Solutions, 5.00%,
7/15/27  (3) 2,135 2,018
IQVIA, 5.00%, 10/15/26  (3) 825 794
2,812
Information Technology 4.4%
Arches Buyer, 4.25%, 6/1/28  (3) 3,130 2,567
Boxer Parent, 7.125%, 10/2/25  (3) 1,630 1,597
Central Parent, 7.25%, 6/15/29  (3) 12,000 11,580
Cloud Software Group Holdings,
6.50%, 3/31/29  (3) 3,195 2,796
Condor Merger Sub, 7.375%,
2/15/30  (3) 3,970 3,245
Entegris Escrow, 5.95%, 6/15/30  (3) 15,865 14,754
Gen Digital, 6.75%, 9/30/27  (3) 4,975 4,994
Gen Digital, 7.125%, 9/30/30  (3) 4,100 4,131
Go Daddy Operating, 5.25%,
12/1/27  (3) 1,690 1,606
Match Group Holdings II, 3.625%,
10/1/31  (3) 3,185 2,445
Match Group Holdings II, 4.125%,
8/1/30  (3) 5,845 4,873
Match Group Holdings II, 4.625%,
6/1/28  (3) 1,935 1,732
Match Group Holdings II, 5.00%,
12/15/27  (3) 1,965 1,827
Match Group Holdings II, 5.625%,
2/15/29  (3) 995 918
NCR, 5.75%, 9/1/27  (3) 505 491
ROBLOX, 3.875%, 5/1/30  (3) 2,815 2,301
Twilio, 3.875%, 3/15/31  3,025 2,477
Viavi Solutions, 3.75%, 10/1/29  (3) 1,615 1,332
ZipRecruiter, 5.00%, 1/15/30  (3) 3,040 2,474
ZoomInfo Technologies, 3.875%,
2/1/29  (3) 3,525 2,983
71,123
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31  (3) 3,995 3,351
Park Intermediate Holdings, 4.875%,
5/15/29  (3) 2,415 2,065
Park Intermediate Holdings, 5.875%,
10/1/28  (3) 1,900 1,755
RHP Hotel Properties, 4.50%,
2/15/29  (3) 3,875 3,381
10,552
Manufacturing 1.4%
Gates Global, 6.25%, 1/15/26  (3) 2,670 2,567
Hillenbrand, 3.75%, 3/1/31  2,270 1,844
Hillenbrand, 5.00%, 9/15/26  90 86
Madison IAQ, 4.125%, 6/30/28  (3) 4,840 4,162
Madison IAQ, 5.875%, 6/30/29  (3) 2,775 2,054
Mueller Water Products, 4.00%,
6/15/29  (3) 3,455 2,971
Sensata Technologies, 4.00%,
4/15/29  (3) 3,725 3,227

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sensata Technologies, 5.875%,
9/1/30  (3) 3,655 3,472
Stevens Holding, 6.125%, 10/1/26  (3) 1,670 1,674
22,057
Metals & Mining 2.5%
Arconic, 6.125%, 2/15/28  (3) 5,155 4,794
ATI, 5.125%, 10/1/31  1,970 1,655
Big River Steel, 6.625%, 1/31/29  (3) 4,464 4,280
ERO Copper, 6.50%, 2/15/30  (3) 1,975 1,522
FMG Resources, 4.50%, 9/15/27  (3) 2,855 2,619
FMG Resources, 5.875%, 4/15/30  (3) 2,800 2,614
Freeport-McMoRan, 5.40%, 11/14/34  6,432 5,998
Freeport-McMoRan, 5.45%, 3/15/43  3,755 3,351
Hecla Mining, 7.25%, 2/15/28  7,414 7,229
Hudbay Minerals, 6.125%, 4/1/29  (3) 3,455 3,098
Novelis, 4.75%, 1/30/30  (3) 3,725 3,353
40,513
Other Telecommunications 0.3%
Embarq, 7.995%, 6/1/36  2,620 1,113
Level 3 Financing, 3.75%, 7/15/29  (3) 3,260 2,364
Lumen Technologies, 4.50%,
1/15/29  (3) 2,305 1,556
5,033
Real Estate Investment Trust
Securities 0.7%
Necessity Retail, 4.50%, 9/30/28  (3) 6,090 4,659
Service Properties Trust, 4.35%,
10/1/24  4,185 3,908
Service Properties Trust, 7.50%,
9/15/25  3,670 3,550
12,117
Restaurants 0.9%
Dave & Buster's, 7.625%, 11/1/25  (3) 3,900 3,920
Yum! Brands, 5.35%, 11/1/43  3,890 3,131
Yum! Brands, 5.375%, 4/1/32  3,710 3,432
Yum! Brands, 6.875%, 11/15/37  3,515 3,462
13,945
Retail 1.1%
At Home Group, 7.125%, 7/15/29  (3) 2,095 1,226
Bath & Body Works, 6.625%,
10/1/30  (3) 3,675 3,422
Bath & Body Works, 6.694%, 1/15/27  350 341
Bath & Body Works, 6.95%, 3/1/33  1,718 1,477
Bath & Body Works, 7.50%, 6/15/29  2,115 2,089
Linens 'n Things, VR, EC, 8.338%,
1/15/20  (2)(4) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26  (3) 3,970 3,642
PetSmart, 4.75%, 2/15/28  (3) 925 833
PetSmart, 7.75%, 2/15/29  (3) 4,915 4,540
17,570
Satellites 1.6%
Connect Finco, 6.75%, 10/1/26  (3) 6,000 5,670
Hughes Satellite Systems, 6.625%,
8/1/26  6,830 6,352
Intelsat Jackson Holdings, 6.50%,
3/15/30  (3) 1,860 1,711
Maxar Technologies, 7.75%,
6/15/27  (3) 5,145 5,042
Par/Shares $ Value
(Amounts in 000s)
‡
Telesat Canada, 6.50%, 10/15/27  (3) 3,075 945
Viasat, 5.625%, 4/15/27  (3) 5,870 5,364
25,084
Services 6.4%
Adtalem Global Education, 5.50%,
3/1/28  (3) 2,888 2,686
Advantage Sales & Marketing, 6.50%,
11/15/28  (3) 5,060 3,947
Albion Financing 1, 6.125%,
10/15/26  (3) 4,240 3,625
Albion Financing 2, 8.75%, 4/15/27  (3) 1,845 1,531
Allied Universal Holdco, 9.75%,
7/15/27  (3) 3,440 3,105
Clarivate Science Holdings, 4.875%,
7/1/29  (3) 2,890 2,475
eG Global Finance, 6.25%, 10/30/25
(EUR)  170 154
eG Global Finance, 6.75%, 2/7/25  (3) 5,000 4,512
eG Global Finance, 8.50%,
10/30/25  (3) 4,605 4,352
Fair Isaac, 4.00%, 6/15/28  (3) 4,680 4,282
Gartner, 3.625%, 6/15/29  (3) 6,765 5,928
Gartner, 4.50%, 7/1/28  (3) 1,160 1,090
GFL Environmental, 4.75%, 6/15/29  (3) 7,475 6,541
GFL Environmental, 5.125%,
12/15/26  (3) 265 255
H&E Equipment Services, 3.875%,
12/15/28  (3) 9,025 7,807
IPD 3, 5.50%, 12/1/25 (EUR)  (3) 845 839
Millennium Escrow, 6.625%, 8/1/26  (3) 2,105 1,516
MSCI, 3.25%, 8/15/33  (3) 5,795 4,564
MSCI, 4.00%, 11/15/29  (3) 2,335 2,066
Presidio Holdings, 8.25%, 2/1/28  (3) 4,470 4,001
Prime Security Services Borrower,
5.75%, 4/15/26  (3) 2,945 2,915
Prime Security Services Borrower,
6.25%, 1/15/28  (3) 4,790 4,455
Sabre GLBL, 7.375%, 9/1/25  (3) 2,595 2,468
Sabre GLBL, 9.25%, 4/15/25  (3) 1,725 1,721
Sabre GLBL, 11.25%, 12/15/27  (3) 1,410 1,436
Staples, 7.50%, 4/15/26  (3) 6,605 5,821
Staples, 10.75%, 4/15/27  (3) 2,110 1,535
TK Elevator Holdco, 7.625%,
7/15/28  (3) 7,193 5,970
TK Elevator U.S. Newco, 5.25%,
7/15/27  (3) 6,760 6,135
United Rentals North America, 3.75%,
1/15/32  1,630 1,345
United Rentals North America, 3.875%,
2/15/31  3,405 2,932
Verde Bidco, 4.625%, 10/1/26
(EUR)  (3) 530 471
102,480
Supermarkets 0.6%
Albertsons, 4.875%, 2/15/30  (3) 2,690 2,397
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 2,997
New Albertsons, 7.45%, 8/1/29  865 874

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
United Natural Foods, 6.75%,
10/15/28  (3) 3,095 3,002
9,270
Utilities 3.9%
Calpine, 4.50%, 2/15/28  (3) 2,020 1,826
Calpine, 5.00%, 2/1/31  (3) 4,370 3,736
Calpine, 5.125%, 3/15/28  (3) 5,570 5,006
NextEra Energy Operating Partners,
4.25%, 9/15/24  (3) 324 307
NextEra Energy Operating Partners,
4.50%, 9/15/27  (3) 1,615 1,520
NiSource, VR, 5.65%  (5)(7) 2,725 2,528
Pattern Energy Operations, 4.50%,
8/15/28  (3) 840 758
PG&E, 5.00%, 7/1/28  7,115 6,492
PG&E, 5.25%, 7/1/30  6,355 5,751
Pike, 5.50%, 9/1/28  (3) 2,340 2,071
Terraform Global Operating, 6.125%,
3/1/26  (3) 3,955 3,688
TerraForm Power Operating, 5.00%,
1/31/28  (3) 3,910 3,636
TransAlta, 7.75%, 11/15/29  1,215 1,248
Vistra, VR, 7.00%  (3)(5)(7) 6,950 6,212
Vistra, VR, 8.00%  (3)(5)(7) 8,825 8,428
Vistra Operations, 4.375%, 5/1/29  (3) 11,345 9,984
63,191
Wireless Communications 0.7%
Iliad Holding SASU, 6.50%,
10/15/26  (3) 5,705 5,420
Par/Shares $ Value
(Amounts in 000s)
‡
Sprint Capital, 6.875%, 11/15/28  5,290 5,607
11,027
Total Corporate Bonds (Cost
$1,612,044) 1,436,480
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR,
11/1/43  (4)(8) 10,988 4,999
Total Municipal Securities (Cost
$5,926) 4,999
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 3.86%  (9)(10) 9,906 9,906
9,906
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 3.87%,
3/23/23  (11) 4,200 4,144
4,144
Total Short-Term Investments (Cost
$14,056) 14,050
Total Investments in Securities
98.2% of Net Assets
(Cost $1,762,348) $ 1,575,550
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,106,027 and represents
68.9% of net assets.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,156 and represents 0.1% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
(11) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Institutional High Yield Fund

.
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (1,067) (87) (980)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S38, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 8,414 359 22 337
Total Centrally Cleared Credit Default Swaps, Protection Sold (643)
Total Centrally Cleared Swaps (643)
Net payments (receipts) of variation margin to date 715
Variation margin receivable (payable) on centrally cleared swaps $ 72
*
Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/20/23 USD 4,112 GBP 3,640 $ (284)
BNP Paribas 1/20/23 USD 222 GBP 188 (5)
HSBC Bank 1/20/23 GBP 149 USD 179 1
JPMorgan Chase 1/20/23 GBP 90 USD 102 7
JPMorgan Chase 1/20/23 USD 219 GBP 190 (11)
JPMorgan Chase 2/24/23 USD 216 EUR 207 (1)
Morgan Stanley 2/24/23 USD 1,489 EUR 1,429 (8)
State Street 2/24/23 USD 3,021 EUR 2,902 (18)
UBS Investment Bank 1/20/23 GBP 451 USD 542 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ (316)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 287++
Totals $ —# $ — $ 287+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government Reserve Fund, 3.86% $ 25,820  ¤   ¤ $ 9,906
Total $ 9,906^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $287 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $9,906.

T. ROWE PRICE Institutional High Yield Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,762,348) $ 1,575,550
Interest and dividends receivable 26,521
Receivable for investment securities sold 5,032
Cash 2,526
Receivable for shares sold 99
Variation margin receivable on centrally cleared swaps 72
Unrealized gain on forward currency exchange contracts 11
Foreign currency (cost $1) 1
Total assets 1,609,812
Liabilities
Payable for investment securities purchased 2,825
Payable for shares redeemed 884
Investment management and administrative fees payable 819
Unrealized loss on forward currency exchange contracts 327
Other liabilities 325
Total liabilities 5,180
NET ASSETS $ 1,604,632
Net Assets Consist of:
Total distributable earnings (loss) $ (412,056)
Paid-in capital applicable to 215,287,481 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 2,016,688
NET ASSETS $ 1,604,632
NET ASSET VALUE PER SHARE
Institutional Class
($1,604,632,109 / 215,287,481 shares outstanding) $ 7.45

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 55,051
Dividend 872
Securities lending 26
Total income 55,949
Expenses
Investment management and administrative expense 4,137
Miscellaneous 1
Waived / paid by Price Associates (110)
Net expenses 4,028
Net investment income 51,921
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (42,273)
Swaps 1,057
Options written 197
Forward currency exchange contracts 846
Foreign currency transactions (21)
Net realized loss (40,194)
Change in net unrealized gain / loss
Securities (64,387)
Swaps (450)
Forward currency exchange contracts (384)
Other assets and liabilities denominated in foreign currencies 8
Change in net unrealized gain / loss (65,213)
Net realized and unrealized gain / loss (105,407)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (53,486)

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 51,921 $ 105,965
Net realized gain (loss) (40,194) 17,850
Change in net unrealized gain / loss (65,213) (218,372)
Decrease in net assets from operations (53,486) (94,557)
Distributions to shareholders
Net earnings
Institutional Class (53,150) (102,382)
Z Class (1,487) (4,918)
Decrease in net assets from distributions (54,637) (107,300)
Capital share transactions
*
Shares sold
Institutional Class 114,303 218,996
Z Class 9 –
Distributions reinvested
Institutional Class 51,595 100,064
Z Class 1,278 4,918
Shares redeemed
Institutional Class (179,925) (362,222)
Z Class (45,457) (56,000)
Decrease in net assets from capital share transactions (58,197) (94,244)
Net Assets
Decrease during period (166,320) (296,101)
Beginning of period 1,770,952 2,067,053
End of period $ 1,604,632 $ 1,770,952
*Share information (000s)
Shares sold
Institutional Class 15,341 25,240
Distributions reinvested
Institutional Class 6,944 11,644
Z Class 173 567
Shares redeemed
Institutional Class (24,009) (42,153)
Z Class (6,116) (6,492)
Decrease in shares outstanding (7,667) (11,194)

T. ROWE PRICE Institutional High Yield Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares:
the Institutional High Yield Fund (Institutional Class) and the Institutional High Yield Fund–Z Class (Z Class). The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. As of November 30, 2022, there were no investors in the Z Class. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

T. ROWE PRICE Institutional High Yield Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,151 $ — $ 6,151
Bank Loans — 85,195 1,504 86,699
Common Stocks 7,408 — — 7,408
Convertible Preferred Stocks — 24,762 — 24,762
Corporate Bonds — 1,436,480 — 1,436,480
Short-Term Investments 9,906 4,144 — 14,050
Total Securities 17,314 1,556,732 1,504 1,575,550
Swaps* — 337 — 337
Forward Currency Exchange Contracts — 11 — 11
Total $ 17,314 $ 1,557,080 $ 1,504 $ 1,575,898
Liabilities
Swaps* $ — $ 980 $ — $ 980
Forward Currency Exchange Contracts — 327 — 327
Total $ — $ 1,307 $ — $ 1,307
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 11
Credit derivatives Centrally Cleared Swaps 337
*
Total $ 348
*
Liabilities
Foreign exchange derivatives Forwards $ 327
Credit derivatives Centrally Cleared Swaps 980
Total $ 1,307
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 846 $ — $ 846
Credit derivatives 197 — 1,057 1,254
Total $ 197 $ 846 $ 1,057 $ 2,100

T. ROWE PRICE Institutional High Yield Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
November 30, 2022, securities valued at $262,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2022, securities valued at $1,276,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (384) $ — $ (384)
Credit derivatives — — (450) (450)
Total $ — $ (384) $ (450) $ (834)

T. ROWE PRICE Institutional High Yield Fund

by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $10,598,000 (0.7% of net assets), which reflects the

T. ROWE PRICE Institutional High Yield Fund

maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders.
Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none)
and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things,

T. ROWE PRICE Institutional High Yield Fund

an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $250,055,000 and $304,214,000, respectively, for the six months ended November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $186,582,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments for federal income tax purposes was $1,762,496,000. Net unrealized loss aggregated $187,971,000 at period-end, of which $10,418,000 related to appreciated investments and $198,389,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the
Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Institutional High Yield Fund

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30,
2022 as indicated in the table below. At November 30, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At
November 30, 2022, approximately 28% of the Institutional Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(110)

T. ROWE PRICE Institutional High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202301-2568403 E137-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023